Investment in Associates	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investment in Associates
13. LONG-TERM INVESTMENT

The following table shows a continuity of the Company's investment in Maverix which was initially classified as an equity investee and subsequently as a long-term investment recorded at FVTOCI:

	Long-term investment	Investment in Associate
At December 31, 2020	$—	$71,560	$71,560
Acquisition of shares in associate	—	2,616	2,616
Equity pick-up from equity investees	—	4,510	4,510
Dilution losses	—	(34)	(34)
Adjustment for change in ownership interest	—	(22)	(22)
Dividends received	—	(1,220)	(1,220)
At December 31, 2021	$—	$77,410	$77,410
Equity pick-up from equity investees	—	413	413
Dividends received	—	(325)	(325)
Loss of significant influence	124,677	(77,498)	47,179
Investment revaluation reserve fair value adjustment	(3,477)	—	(3,477)
At December 31, 2022	$121,200	$—	$121,200
On January 19, 2023, Triple Flag Precious Metals Corp. ("Triple Flag") and Maverix completed a plan of arrangement in which Triple Flag issued a total of 45.1 million common shares and $86.7 million in cash to former Maverix shareholders (the "Maverix Sale"). As a result, the Company received $58.8 million in cash and 3,954,471 Triple Flag shares in exchange for its interest in Maverix comprised of 25,974,571 common shares. On January 26, 2023, the Company sold its entire interest in Triple Flag for net proceeds of $46.5 million after $1.3 million in commission fees.
On March 31, 2022, the Company determined that it no longer held significant influence over Maverix due to declining to exercise its right to nominate a representative to serve as a director on Maverix’s Board of Directors and accordingly the Company no longer has the power to participate in the financial and operating policy decisions of Maverix. As a result, the Company recorded a $44.6 million gain concurrent with the redesignation of its investment in Maverix from Investment in Associate, accounted using the "equity method" whereby the Company recorded in income its ownership proportion of Maverix estimated earnings, into a long-term financial asset recorded at FVTOCI.
The Company's share of Maverix income or loss was recorded based on its 17% interest up until March 31, 2022, representing the Company’s fully diluted ownership.